Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
Note 1.	Description of the Business

Avalon Holdings Corporation (“Avalon” or the “Company”) was formed on April 30, 1998 as a subsidiary of American Waste Services, Inc. (“AWS”). On June 17, 1998, AWS distributed, as a special dividend, all of the outstanding shares of capital stock of Avalon to the holders of AWS common stock on a pro rata and corresponding basis.

Avalon provides waste management services to industrial, commercial, municipal and governmental customers in selected northeastern and midwestern U.S. markets, captive landfill management for an industrial customer and salt water injection well operations. In addition, Avalon owns the Avalon Golf and Country Club, which includes the operation and management of three golf courses and associated clubhouses, fitness centers, tennis courts, spa services, dining and banquet facilities and a travel agency. Avalon also owns The Avalon Inn which operates a hotel and related amenities including dining, banquet and conference facilities, fitness center, indoor junior Olympic size swimming pool and tennis courts.